Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001352621
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlvt
Document Creation Date	dei_DocumentCreationDate	May 01, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
Probabilities VIT Fund Class 1 Shares [Member] | Probabilities VIT Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Probabilities VIT Fund (the “Portfolio”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the fiscal year ended December 31, 2019, the Portfolio’s portfolio turnover rate was 1,711% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1711.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio utilizes a “fund of funds” structure to invest primarily in exchange-traded funds (“ETFs”), including inverse ETFs and leveraged ETFs. ETFs that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor’s 500 (“S&P 500”) as well as mid-cap, small-cap and total market indexes are referred to as “Index ETFs”. The Portfolio may also invest in ETFs which seek returns which are the inverse of a U.S. Equity index, (“Inverse Index ETFs”) or ETFs that employ leverage in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500 (“Leveraged Index ETFs”). In addition, the Portfolio may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

The Portfolio’s adviser, Probabilities Fund Management, LLC (“Probabilities or the Adviser”), uses an active trading strategy based on a proprietary rules-based methodology to determine the Portfolio’s allocation among Index ETFs, Leveraged Index ETFs, Inverse Index ETFs and Cash Instruments that seeks to take advantage of long-term trends in the market. The Portfolio typically invests in either ETFs or Cash Instruments depending on the Probabilities’ assessment of the market. When Probabilities’ believes that conditions are favorable for investment in equities, the Portfolio will invest in index ETFs and leveraged ETFs. During periods that Probabilities believes will offer the highest probability of capital appreciation, the adviser will increase the Portfolio’s percentage allocation to leveraged ETFs; otherwise, the Portfolio will invest primarily in Index ETFs and the Portfolio’s percentage allocation to leveraged ETFs will be reduced. When Probabilities believes that market conditions are unfavorable for equities, the Portfolio will invest in Inverse Index ETFs or Cash Instruments.

The Portfolio’s investment program will emphasize active management of the Portfolio’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Portfolio engaging in frequent trading of the Portfolio. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The Portfolio is not intended to be a complete investment program. The principal risks of investing in the Portfolio are:

• ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Shares of ETFs may trade at a discount or premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs. Index ETFs in which the Portfolio invests will not be able to fully replicate the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs in trading the ETFs portfolio. Each ETF is subject to specific risks, depending on its investments.

○ Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Portfolio. The Portfolio invests in Leveraged Index ETFs in an effort to deliver daily performance at twice the rate of the underlying index and if held over long periods of time, particularly in volatile markets, the ETFs may not achieve their objective and may, in fact, perform contrary to expectations.

○ Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Portfolio’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

• Management Risk. Probabilities’ judgment about the attractiveness, value and potential appreciation of a particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results, resulting in losses for the Portfolio.

• Stock Market. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment.

• Turnover Risk. The Fund engages in high frequency trading which results in a significantly high turnover rate. A higher portfolio turnover may resultin higher transactional and brokerage costs and may result in the Fund realizing more short-term capital gains than other funds. Such transactional and brokerage costs have a negative effect on Fund performance

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception for Class 1 shares. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information will be available at no cost by calling 1-855-224-7204.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception for Class 1 shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-224-7204
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for Calendar Year Ended December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2019	10.73%
Worst Quarter:	4th Quarter 2018	(9.44)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.44%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index do not reflect the deduction of transaction and custodial charges, or the deduction of a management fee
Probabilities VIT Fund Class 1 Shares [Member] | Probabilities VIT Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.70%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.49%	[1]
Probabilities VIT Fund Class 1 Shares [Member] | Probabilities VIT Fund | Class 1 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.85%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.31%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 261
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,067
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,891
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,031
Annual Return 2014	rr_AnnualReturn2014	4.89%
Annual Return 2015	rr_AnnualReturn2015	(5.44%)
Annual Return 2016	rr_AnnualReturn2016	2.30%
Annual Return 2017	rr_AnnualReturn2017	15.61%
Annual Return 2018	rr_AnnualReturn2018	(15.47%)
Annual Return 2019	rr_AnnualReturn2019	33.67%
1 Year	rr_AverageAnnualReturnYear01	33.67%
5 Years	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2013
Probabilities VIT Fund Class 2 Shares [Member] | Probabilities VIT Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Probabilities VIT Fund (the “Portfolio”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the year ended December 31, 2019, the Portfolio’s portfolio turnover rate was 1,711% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1711.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio utilizes a “fund of funds” structure to invest primarily in exchange-traded funds (“ETFs”), including inverse ETFs and leveraged ETFs. ETFs that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor’s 500 (“S&P 500”) as well as mid-cap and total market indexes are referred to as “Index ETFs.” The Portfolio may also invest in ETFs which seek returns which are the inverse of a U.S. Equity index, (“Inverse Index ETFs”) or ETFs that employ leverage in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500 (“Leveraged Index ETFs”). In addition, the Portfolio may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

The Portfolio’s adviser, Probabilities Fund Management, LLC (“Probabilities”), uses an active trading strategy based on a proprietary rules-based methodology to determine the Portfolio’s allocation among Index ETFs, Leveraged Index ETFs, Inverse Index ETFs and Cash Instruments that seeks to take advantage of long-term trends in the market. The Portfolio typically invests in either ETFs or Cash Instruments depending on the Probabilities’ assessment of the market. When Probabilities’ believes that conditions are favorable for investment in equities, the Portfolio will invest in index ETFs and leveraged ETFs. During periods that Probabilities believes will offer the highest probability of capital appreciation, the Probabilities will increase the Portfolio’s percentage allocation to leveraged ETFs Portfolio will invest primarily in Leveraged ETFs; otherwise, the Portfolio will invest primarily in Index ETFs and the Portfolio’s percentage allocation to leveraged ETFs will be reduced. When Probabilities believes that market conditions are unfavorable for equities, the Portfolio will invest in Inverse Index ETFs or Cash Instruments.

The Portfolio’s investment program will emphasize active management of the Portfolio’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Portfolio engaging in frequent trading of Portfolio positions. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The Portfolio is not intended to be a complete investment program. The principal risks of investing in the Portfolio are:

• ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Shares of ETFs may trade at a discount or premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs. Index ETFs in which the Portfolio invests will not be able to fully replicate the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs in trading the ETFs portfolio. Each ETF is subject to specific risks, depending on its investments.

○ Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Portfolio. The Portfolio invests in Leveraged Index ETFs in an effort to deliver daily performance at twice the rate of the underlying index and if held over long periods of time, particularly in volatile markets, the ETFs may not achieve their objective and may, in fact, perform contrary to expectations.

○ Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Portfolio’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

• Management Risk. Probabilities’ judgment about the attractiveness, value and potential appreciation of a particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results, resulting in losses for the Portfolio.

• Stock Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment.

• Turnover Risk. The Fund engages in high frequency trading which results in a significantly high turnover rate. A higher portfolio turnover may resultin higher transactional and brokerage costs and may result in the Fund realizing more short-term capital gains than other funds. Such transactional and brokerage costs have a negative effect on Fund performance

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception for Class 2 Shares. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information will be available at no cost by calling 1-855-224-7204.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception for Class 2 Shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-224-7204
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for Calendar Year Ended December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2019	10.75%
Worst Quarter:	4th Quarter 2018	(9.40)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.40%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index do not reflect the deduction of transaction and custodial charges, or the deduction of a management fee
Probabilities VIT Fund Class 2 Shares [Member] | Probabilities VIT Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.70%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.49%	[1]
Probabilities VIT Fund Class 2 Shares [Member] | Probabilities VIT Fund | Class 2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.33%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 276
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,114
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,968
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,175
Annual Return 2014	rr_AnnualReturn2014	4.79%
Annual Return 2015	rr_AnnualReturn2015	(5.64%)
Annual Return 2016	rr_AnnualReturn2016	2.09%
Annual Return 2017	rr_AnnualReturn2017	15.39%
Annual Return 2018	rr_AnnualReturn2018	(15.49%)
Annual Return 2019	rr_AnnualReturn2019	33.48%
1 Year	rr_AverageAnnualReturnYear01	33.48%
5 Years	rr_AverageAnnualReturnYear05	4.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2013

[1]	The inclusion of the S&P 500 Total Return Index results are for comparison purposes only. The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index. The historical performance results of the S&P 500 Total Return Index (and all other indexes, are unmanaged; do not reflect the deduction of transaction and custodial charges, or the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results and cannot be invested indirectly).
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[3]	The Adviser has contractually agreed to waive its management fees and to make payments to limit Portfolio expenses, until April 30, 2021 so that the total annual operating expenses excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the adviser)) of the Portfolio do not exceed 2.24% for Class 1 shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust's Board of Trustees ("the "Board"), on 60 days' written notice to the adviser.
[4]	The inception date of the class 1 shares of the Portfolio is April 29, 2013.
[5]	The Portfolio's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2021, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the adviser)) of the Portfolio do not exceed 2.39% of average daily net assets attributable to Class 2. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust's Board of Trustees (the "Board"), on 60 days' written notice to the adviser.
[6]	The inception date of the Class 2 shares of the Portfolio is April 29, 2013.